Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary Estimated Cost of Promotional Allowances

The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Rooms	$8,603	$8,600	$17,588	$18,526
Food and beverage	13,775	13,262	29,189	29,079
Entertainment, retail and other	2,779	3,487	6,596	7,539

	$25,157	$25,349	$53,373	$55,144

deducted as promotional allowances. The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Rooms	$36,160	$40,911	$45,890
Food and beverage	57,420	59,111	60,550
Entertainment, retail and other	15,231	19,515	12,014

Total	$108,811	$119,537	$118,454

Depreciation Provided Over Estimated Useful Lives of Assets

Purchases of property and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets using the straight-line method as follows:

Buildings and improvements	10 to 45 years
Land improvements	10 to 45 years
Airplane	20 years
Furniture, fixtures and equipment	3 to 20 years